Financial Risk Management - Summary of Derivative Positions (Detail) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Total net derivative financial instruments:	R$ 5,442,792	R$ 200,896
Derivative financial assets	2,199,173	737,378
Total net derivative financial instruments	244,884	64,796
Long Position CDI Floating Rate Swap Contract [Member]
Disclosure of fair value measurement of liabilities [line items]
Derivative Liability Notional Amount	2,661,494	2,664,001
Gain (Loss) on Derivative Financial Liabilities	213,770	248,028
Long Position at Interbank Rate NDFs Forward Agreement Contract [Member]
Disclosure of fair value measurement of liabilities [line items]
Derivative Liability Notional Amount	5,442,792	200,896
Gain (Loss) on Derivative Financial Liabilities	(40,376)	(160)
Short Position US Dollar Swap Contract [Member]
Disclosure of fair value measurement of liabilities [line items]
Derivative Asset Notional Amount	2,661,494	2,664,001
Gain (Loss) on Derivative Financial Assets	499,030	312,984
Fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial assets	2,199,173	737,378
Total net derivative financial instruments	2,121,287	725,060
Fair value [member] | Long Position CDI Floating Rate Swap Contract [Member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial liabilities	2,942,841	3,002,623
Fair value [member] | Long Position at Interbank Rate NDFs Forward Agreement Contract [Member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial liabilities	(38,494)	(2,008)
Fair value [member] | Short Position US Dollar Swap Contract [Member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial assets	5,102,622	3,729,691
Book Value [Member]
Disclosure of fair value measurement of liabilities [line items]
Total net derivative financial instruments	1,876,404	660,264
Book Value [Member] | Long Position CDI Floating Rate Swap Contract [Member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial liabilities	2,729,070	2,754,595
Book Value [Member] | Long Position at Interbank Rate NDFs Forward Agreement Contract [Member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial liabilities	1,882	(1,848)
Book Value [Member] | Short Position US Dollar Swap Contract [Member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial assets	R$ 4,603,592	R$ 3,416,707